EARNINGS (LOSS) PER SHARE - Summary (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator: Basic
Net earnings (loss) from continuing operations	$ 51,097	$ (611,834)	$ 232,663
Net (earnings) loss attributable to noncontrolling interests of continuing operations	(308)	(349)	1,689
Net earnings attributed to unvested participating security	0	0	(8,121)
Net earnings (loss) from continuing operations attributable to People Incorporated common stock and Class B common stock shareholders	50,789	(612,183)	226,231
(Loss) earnings from discontinued operations, net of tax	(152,567)	78,504	25,654
Net (earnings) loss attributable to noncontrolling interests of discontinued operations	(2,248)	(6,218)	5,936
Net earnings attributed to unvested participating security	0	0	(1,095)
Net (loss) earnings from discontinued operations attributable to People Incorporated common stock and Class B common stock shareholders	(154,815)	72,286	30,495
Net (loss) earnings attributable to People Incorporated common stock and Class B common stock shareholders	$ (104,026)	$ (539,897)	$ 256,726
Denominator: Basic
Weighted average basic IAC Common Stock and Class B common stock shares outstanding (in shares)	80,077	83,130	83,569
(Loss) Earnings per share: Basic
(Loss) earnings per share from continuing operations attributable to IAC common stock and Class B common stock shareholders (in USD per share)	$ 0.63	$ (7.36)	$ 2.71
Earnings (loss) per share from discontinued operations, net of tax, attributable to IAC common stock and Class B common stock shareholders (in USD per share)	(1.93)	0.87	0.36
(Loss) earnings per share attributable to IAC common stock and Class B common stock shareholders (in USD per share)	$ (1.30)	$ (6.49)	$ 3.07
Numerator: Diluted
Net earnings (loss) from continuing operations	$ 51,097	$ (611,834)	$ 232,663
Net (earnings) loss attributable to noncontrolling interests of continuing operations	(308)	(349)	1,689
Net earnings attributed to unvested participating security	0	0	(7,858)
Net earnings (loss) from continuing operations attributable to People Incorporated common stock and Class B common stock shareholders	50,789	(612,183)	226,494
(Loss) earnings from discontinued operations, net of tax	(152,567)	78,504	25,654
Net (earnings) loss attributable to noncontrolling interests of discontinued operations	(2,248)	(6,218)	5,936
Net earnings attributed to unvested participating security	0	0	(1,060)
Net (loss) earnings from discontinued operations attributable to People Incorporated common stock and Class B common stock shareholders	(154,815)	72,286	30,530
Net (loss) earnings attributable to People Incorporated common stock and Class B common stock shareholders	$ (104,026)	$ (539,897)	$ 257,024
Denominator: Diluted
Weighted average basic IAC Common Stock and Class B common stock shares outstanding (in shares)	80,077	83,130	83,569
Dilutive securities (in shares)	1,972	0	2,895
Denominator for earnings per share - weighted average shares (in shares)	82,049	83,130	86,464
(Loss) earnings per share: Diluted
(Loss) earnings per share from continuing operations attributable to IAC Common Stock and Class B common stock shareholders (in USD per share)	$ 0.62	$ (7.36)	$ 2.62
Earnings (loss) per share from discontinued operations, net of tax, attributable to IAC common stock and Class B common stock shareholders (in USD per share)	(1.89)	0.87	0.35
(Loss) earnings per share attributable to IAC common stock and Class B common stock shareholders (in USD per share)	$ (1.27)	$ (6.49)	$ 2.97
Potentially dilutive securities excluded from calculation of diluted earnings per share (less than or equal to) (in shares)	600	8,500	3,600